TRADE AND OTHER PAYABLES (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Trade and other payables [abstract]
Trade payables and accruals	R 227.0	R 200.9
Accrual classified as current, leave pay	32.9	30.8
Short-term employee benefits accruals	24.7	2.2
Accrual classified as current, payroll	18.7	17.9
Total trade and other current payables	303.3	251.8
Interest relating to trade and other payables included in profit or loss	R (1.5)	R (2.7)